Property and Equipment (Details Narrative) - Omnim2m, Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 1,407	$ 3,362	$ 6,723	$ 9,176
Fixed assets	$ 500	$ 1,907	1,907	8,620
M2M Equipment [Member]
Fixed assets			$ 4,703
Share Holders [Member]
Depreciation expense				$ 9,176